Significant Accounting Policies (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Basic and diluted net income per share:
Allocation of net income	$ 248,109			$ 227,889	$ (11,769)
Redeemable Shares [Member]
Basic and diluted net income per share:
Allocation of net income	$ 193,855			$ 159,319
Weighted-average shares outstanding	11,500,000			6,779,412
Basic and diluted net income per share	$ 0.02			$ 0.02
Non Redeemable Shares [Member]
Basic and diluted net income per share:
Allocation of net income	$ 54,254			$ 68,570
Weighted-average shares outstanding	3,218,499			2,917,843
Basic and diluted net income per share	$ 0.02			$ 0.02